Note 21 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Expense	$ 37,788	$ 32,161
Due from Related Parties, Total	2,421	2,564
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 2,844	$ 1,330
Lessee, Operating Lease, Term of Contract (Year)	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term (Year)	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term (Year)	10 years